Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 29,569,800
Previously Paid Amount	0.00
Total Fee Amount	4,083.59
Total Offset Amount	0.00
Net Fee	4,083.59
Narrative - Max Aggregate Offering Price	$ 29,569,800
Final Prospectus	true